Supplemental guarantor information	6 Months Ended
Jun. 30, 2026
Supplemental Guarantor Information [Line Items]
Supplemental guarantor information
Note 16
Supplemental guarantor information
In
2015,
the
Personal
&
Corporate
Banking
and
Wealth
Management
businesses
booked
in
Switzerland
were
transferred from
UBS AG to
UBS Switzerland
AG through
an asset
transfer in
accordance with
the Swiss
Merger
Act. Under
the terms
of the
asset transfer
agreement, UBS
Switzerland AG
assumed joint
liability for
contractual
obligations of UBS AG existing on the
asset transfer date, including the full and
unconditional guarantee of certain
SEC-registered debt
securities issued
by UBS AG.
The joint
liability of
UBS Switzerland
AG for
contractual obligations
of UBS AG decreased
in the first
half of 2026 by
USD
0.1 bn to USD 1.7
bn as of 30 June
2026. The decrease
was
mainly driven by
contractual maturities.
UBS AG, together with UBS Group
AG, has fully and
unconditionally guaranteed the outstanding
US Securities and
Exchange Commission
(SEC)-registered debt
securities of
UBS Americas
Inc., which
as of
30 June 2026
consisted
of a single outstanding issuance with a notional amount of USD 742 m maturing in July 2032. UBS Americas Inc. is an
indirect,
wholly
owned
subsidiary
of
UBS AG
and
became
the
issuer
of
the
guaranteed
securities
upon
the
merger of Credit Suisse (USA)
LLC into UBS Americas Inc.
on 2 February 2026. UBS AG assumed
Credit Suisse AG’s
obligations
under
the
guarantee
as
of
31 May
2024
(i.e.
the
date
on
which
the
merger
of
UBS AG
and
Credit Suisse AG was
completed). In
accordance with
the guarantee,
if UBS
Americas Inc.
fails to
make a
timely
payment
under
the
agreements
governing
such
debt
securities,
the
holders
of
the
debt
securities
may
demand
payment from either UBS Group AG or UBS AG, without first proceeding against UBS Americas Inc.